Joint Venture (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loss on Investment in Joint Venture Details
Corporate Joint Venture	$ (778)	$ 0
Equity Method Investment, Ownership Percentage	50.00%